Summary of Significant Accounting Policies (Tables) (Predecessor) (Ziegler Healthcare Real Estate Funds)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Summary of initial capital structure

Fund	General Interest	Limited Interest	Unit Price
	Investment Units
I	0.01	151	$100,000
II	0.02	356	$50,000
III	0.01	90.5	$100,000
IV	0.02	112.3	$50,000

Summary of consolidated subsidiaries

The Ziegler Funds include the following consolidated subsidiaries as of December 31, 2012:

	Fund Ownership %
Entity	I	II	III	IV
Ziegler Michigan 5, LLC (Michigan 5)	100%
Ziegler Georgia 6, LLC (Georgia 6)	100%
Ziegler Michigan 6, LLC (Michigan 6)	100%
Ziegler Georgia 7, LLC (Georgia 7)*	50%
Ziegler Florida 4, LLC (Florida 4)	100%
Ziegler Georgia 21, LLC (Georgia 21)	79.4%		20.6%
Ziegler Texas 8, LLC (Texas 8)	100%
Ziegler Arizona 23, LLC (Arizona 23)	50%
Ziegler Illinois 12, LLC (Illinois 12)		100%
Ziegler Michigan 12, LLC (Michigan 12)		100%
Ziegler Georgia 13, LLC (Georgia 13)		100%
Ziegler Tennessee 14, LLC (Tennessee 14)		100%
Ziegler Ohio 9, LLC (Ohio 9)		83.21%		16.79%
Ziegler Maine 15, LLC (Maine 15)		56.77%	43.23%
Ziegler Wisconsin 16, LLC (Wisconsin 16)			100%
Ziegler Georgia 17, LLC (Georgia 17)			100%
Ziegler Illinois 18, LLC (Illinois 18)			100%
Ziegler Ohio 19, LLC (Ohio 19)			100%
Ziegler Georgia 20, LLC (Georgia 20)			100%
Ziegler Georgia 22, LLC (Georgia 22)				100%
Ziegler Wisconsin 24, LLC (Wisconsin 24)				100%
*
As of December 31, 2011, Georgia 7 was 100 percent owned by Fund I.

Summerfield
Summary of Significant Accounting Policies
Schedule of selected information of VIE

	December 31
	2012	2011
Property under Development	$674,773	$1,618,508
Other assets	5,227	—

Total Assets	$680,000	$1,618,508

Long-Term Debt	$421,675	$1,041,451
Other liabilities	167,690	146,173

Total Liabilities	$589,365	$1,187,624

Real estate sale	$685,000	$—
Operating loss	(340,250)	(65,032)
Net loss	(340,250)	(65,032)

Arizona 23
Summary of Significant Accounting Policies
Schedule of selected information of VIE

	December 31
	2012	2011
Investment property	$3,036,850	$3,092,307
Other assets	878,913	1,061,447

Total assets	$3,915,763	$4,153,754

Long-term debt	$2,280,508	$2,444,896
Other liabilities	68,614	62,232

Total liabilities	$2,349,122	$2,507,128

Rental revenue	$330,484	$363,330
Operating income	157,449	256,572
Net (loss) income	(88,193)	40,762